Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

Note 2. Recent Accounting Pronouncements

The FASB has issued Accounting Standards Update (ASU) No. 2014-04, Receivables-Troubled Debt Restructurings by Creditors (Subtopic 310-40)—Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The amendments are intended to clarify when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate recognized.

These amendments clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or (b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additional disclosures are required.

The amendments are effective for public business entities for annual periods and interim periods within those annual periods beginning after December 15, 2014. The adoption of this guidance is not expected to have a material impact upon the Company’s financial statements.

Note 2. Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income (AOCI).” The amendment requires an entity to present the reclassification adjustments out of AOCI and into net income for each component reported. This update is intended to supplement changes made in 2012 to increase the prominence of items reported in other comprehensive income. The standard became effective for the Company on January 1, 2013. The adoption of this guidance resulted in the disclosures in Note 14 below and did not have a material impact upon the Company’s financial statements.